Combined Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated and Combined Statements of Operations
Revenues	$ 128,651	$ 98,728	$ 374,855	$ 257,091	$ 411,386	$ 385,871	$ 268,024
Expenses
Compensation and benefits	68,148	64,966	300,793	166,952	264,944	274,941	200,368
Occupancy	3,560	3,504	10,195	10,542	13,902	14,098	12,386
Professional fees	5,995	2,999	14,588	8,887	13,281	12,256	15,318
Communication, technology and information services	3,945	3,443	11,589	9,885	13,819	13,299	11,623
Travel and related expenses	8,083	3,358	19,433	12,110	18,153	14,921	15,466
Depreciation and amortization	542	571	1,636	1,743	2,296	2,507	2,085
Other expenses	2,605	5,370	14,220	10,513	14,882	15,804	21,648
Total expenses	92,878	84,211	372,454	220,632	341,277	347,826	278,894
Operating income (loss)	35,773	14,517	2,401	36,459	70,109	38,045	(10,870)
Other income and expenses	617	(1,101)	622	(968)	(771)	333	245
Income (loss) from equity method investments	1,105	1,739	(2,966)	2,588	3,681	(658)	5,737
Income (loss) before income taxes	37,495	15,155	57	38,079	73,019	37,720	(4,888)
Provision for income taxes	4,710	705	5,790	1,782	2,794	2,498	3,642
Net income (loss) attributable to Moelis & Company	$ 6,500		$ (12,510)		$ 70,225	$ 35,222	$ (8,530)